Y

                                 JANUARY 5, 1998
                       SUPPLEMENT NO. 4 TO PROSPECTUS FOR
                     BOSTON CAPITAL TAX CREDIT FUND IV L.P.
                                      DATED
                                 AUGUST 1, 1997

              (SUPPLEMENT OFFERING AND EXPANDING BCTC IV SERIES 31
                AND IDENTIFYING CERTAIN ANTICIPATED INVESTMENTS)

         This Supplement is part of, and should be read in conjunction with, the Prospectus of the Fund. Capitalized terms used herein but not defined have the meanings ascribed to them in the Prospectus. This Supplement No. 4 supersedes all previous supplements to the Prospectus.

Results of BCTC IV Series 30
----------------------------

         The Fund received orders for a total of 2,651,925 BACs ($26,500,000) with respect to Series 30, and issued the last of such Series 30 BACs on September 10, 1997. The aggregate fees paid as of September 10, 1997 to the General Partner and Affiliates with respect to Series 30 were $3,113,750. No additional BACs will be offered with respect to Series 30. The Fund has issued a total of 33,957,577 BACs, raised $339,532,000 and admitted 20,257 Investors with respect to Series 20 through 30 and may still sell up to $20,424,230 to the public if all the BACs in Series 31 are sold. (See "Prior Performance of the General Partner and its Affiliates" in the Prospectus for information about Series 20 through 28.)

Expansion of BCTC IV Series 31
------------------------------

         The General Partner is authorized to increase the offering amount of any series of BACs up to the total amount of authorized but unissued BACs at any time prior to the final issuance of BACs with respect to such series. (See "The Offering -- Issuance of BACs in Series".) Based on the current assessment by the General Partner and the Dealer-Manager of the marketing results as to the sale of BACs in Series 31 and of the Fund's ability to identify and acquire, on behalf of Series 31, Interests in Operating Partnerships which will meet its investment criteria (see "Investment Objectives and Acquisition Policies"), the offering of BACs in Series 31 hereby is increased from 4,000,000 BACs ($40,000,000) to 5,000,000 BACs ($50,000,000). The Operating Partnerships and
Apartment Complexes that have been identified represent 75% of the proceeds available for investment from the expanded offering. Any such additional investments will meet the criteria set forth in the Prospectus under "Investment Objectives and Acquisition Policies" and "Investment in Operating Partnerships". To the extent additional Operating Partnership Interests are acquired, the Fund's ability to diversify the Series 31 portfolio (by expanding the number of Operating Partnerships invested in by the Fund) will be increased (See "Risk Factors -- Risk of Limited Diversification"). See "Risk Factors -- Risk of Unspecified Investments" regarding the Fund's ability to acquire Operating Partnership Interests.

Offering of BCTC IV Series 31
-----------------------------

         The Fund is offering, effective September 16, 1997, the twelfth series of BACs ("Series 31") consisting of 5,000,000 BACs, with a minimum required investment of five hundred BACs at $10 per BAC ($5,000) per Investor, on the terms and conditions as are set forth in the Prospectus. As of the date hereof, the Fund has received orders for a total of 3,955,750 BACs ($39,557,750) with respect to Series 31. The offering of BACs in Series 31 will not exceed 12 months.

         THE PURCHASE OF BACS IN SERIES 31 WILL NOT ENTITLE THE INVESTOR TO ANY INTEREST IN ANY OTHER SERIES OF THE FUND NOR ANY INTEREST IN BOSTON CAPITAL TAX CREDIT FUND LIMITED PARTNERSHIP, OR BOSTON CAPITAL TAX CREDIT FUND II LIMITED PARTNERSHIP, OR BOSTON CAPITAL TAX CREDIT FUND III L.P.

         The Fund anticipates acquiring, on behalf of Series 31, limited partnership interests in the twenty-eight (28) Operating Partnerships more fully described hereinafter (the "Operating Partnerships") pursuant to the provisions of "Investment Objectives and Acquisition Policies," as set forth in the Prospectus. The Operating General Partners (or affiliates thereof) with respect to certain of the Operating Partnerships described below are general partners of other operating partnerships which have been invested in by the Fund on behalf of other series and/or other partnerships affiliated with the General Partner. (See "Conflicts of Interest" in the Prospectus). A significant portion of the funds invested by the Fund in each Operating Partnership will be used to pay fees and expenses to the Operating General Partners. (See the table entitled "Terms of Investment in Operating Partnerships" in this Supplement.)

         The Fund will endeavor to invest in Operating Partnerships with a goal of generating tax credits for allocation to Investors, upon completion and occupancy of all Apartment Complexes, averaging approximately $1.10 to $1.30 per BAC annually in Series 31, which would be the equivalent of an approximate 11% - 13% annual Tax Credit as a percentage of capital invested, for the ten year credit period applicable to each Apartment Complex in which Series 31 invests. (See "Investment Objectives and Acquisition Policies" in the Prospectus.) This assumes: (a) the applicability of current tax laws and regulations and current interpretations of such laws and regulations by the courts; (b) each of such Apartment Complexes is occupied with qualifying individuals throughout the 15-year Federal Housing Tax Credit compliance period; and (c) BAC Holders are unable to use any passive tax losses generated by the Fund. These investment objectives do not represent yield or return on investment.

         Assuming: none of the Apartment Complexes invested in by a Series has any value at the end of the 15-year Federal Housing Tax Credit compliance period applicable to the investments of a Series and at such time if an Investor uses the suspended passive losses equal to the unreturned Capital Contribution, the equivalent tax-free internal rate of return would be approximately 5.2%-7.1% for Investors with taxable income which is taxed at that time in the 15%-39.6% tax brackets, respectively. (See "Federal Income Tax Matters - Passive Loss and Tax Credit Limitations" for a discussion of offsetting an Investor's loss of Capital Contribution against active income.) If the Apartment Complexes appreciate in value, such increased value can be recognized through sales of Operating Partnership Interests or the sale or refinancing of Apartment Complexes (even though the restrictions and compliance requirements of the Federal Housing Tax Credit program will continue to apply to such Apartment Complexes at that time), and Investors receive distributions from such sales, the equivalent tax-free internal rate of return will be greater.

         The selection of a 11% - 13% annual Tax Credit as a percentage of capital invested, as an investment objective, has been made by the Fund after consulting with the Dealer-Manager regarding tax-free returns currently available to investors in other similar tax credit investments. Pursuant to the rules for the allocation of Federal Housing Tax Credits, the Fund's investment goal is for the following annual tax-free amounts (for each $10,000 investment in Series 31): $200 - $400 in 1998; $600 - $800 in 1999; $1,100 - $1,300 in 2000
- 2007; $800 - $1,000 in 2008 and $300 - $500 in 2009. This statement of Tax
Credit investment goal does not represent a forecast of anticipated Tax Credits to be obtained nor does it represent a yield or return on investment. Rather it represents an investment goal of the Fund under the rules for allocation of Tax Credits for the credit period applicable to the Fund's anticipated Series 31 investments. As there is no assurance that the value of the Fund's assets will equal such amount or that such distributions will be made, there is no assurance that any particular tax-free internal rate of return will be achieved. (See "Tax Credit Programs -- The Federal Housing Tax Credit", commencing at page 64 of the Prospectus, for a discussion of the allocation of Federal Housing Tax Credits during the applicable credit period.)

         The Fund's investment in Operating Partnerships on behalf of Series 31 will be consistent with the provisions of the Prospectus relating to the investment in Operating Partnerships. (See, particularly, "Investment Objectives and Acquisition Policies," "Investment in Operating Partnerships," and "Sharing
Arrangements: Profits, Credits, Losses, Net Cash Flow and Residuals.")

         THE POTENTIAL OPERATING PARTNERSHIP INTERESTS IDENTIFIED BELOW RELATE ONLY TO BCTC IV - SERIES 31.

         While the General Partner believes that the Fund, on behalf of Series 31, is reasonably likely to acquire interests in the Operating Partnerships which are developing or will develop, as applicable, the Apartment Complexes described hereinafter, the Fund may not be able to do so as a result of additional information or changes in circumstances. Before any such acquisition is made, the General Partner will continue and complete its due diligence review as to the applicable Operating Partnership and the related Apartment Complex. This process will include the review and analysis of information concerning, among other matters, market competition and environmental factors; if any significant adverse information is obtained by the General Partner, either action will be taken to mitigate the adverse factor(s), or the acquisition will not be made. If such interests are acquired, the terms may differ materially from those described below.

Accordingly, Investors should not rely on the ability of the Fund to invest in these Apartment Complexes or under the described investment terms in deciding whether to invest in the Fund. If the entire $50 million is raised for Series 31, the anticipated acquisition of the Operating Partnership Interests, described hereinafter, will represent approximately 75% of the total money which the Fund currently expects to spend on behalf of Series 31.

Management's Discussion and Analysis of Financial Condition and Results of
--------------------------------------------------------------------------
Operations
----------

         Since Series 31 is currently in the offering phase, it has no material assets nor any operating history. The twenty-eight (28) Operating Partnerships in which Interests are currently expected to be acquired, and the respective Operating General Partners, are as follows:



     Partnership                                            General Partner(s)
     -----------                                            ------------------
1.  Bent Tree L.P.                                         G. Granger MacDonald
      (the "Bent Tree Partnership")                        Sally A. Gaskin

2.  Brittney Square L.P.                                   Garry Watkins
      (the "Brittney Square Partnership")                  Dennis Buckles

3.  Buffalo Run L.L.C.                                     Stephen Grimshaw
      (the "Buffalo Run Partnership")

4.  Canton IV L.P.                                         Intervest Corporation
      (the "Canton Manor Partnership")

5.  Canton II L.P.                                         Intervest Corporation
      (the "Canton Village Partnership")

6.  Double Springs Manor II L.P.                           Garry Watkins
      (the "Double Springs Partnership")                   Dennis Buckles

7.  Eagle's Ridge L.P.                                     Fountainhead Company
      (the "Eagle's Ridge Partnership")

8.  Ellisville Housing L.P.                                Intervest Corporation
      (the "Elmwood Partnership")

9.  Giles L.P.                                             GEM Management, Inc.
      (the "Giles Partnership")

10. Hampden L.P.                                           Sencit Associates
      (the "Hampden Partnership")

11. Hays Manor L.P.                                        Allegheny County Housing Authority
      (the "Hays Manor Partnership")

12. Henderson Terrace L.P.                                 Fountainhead Company
      (the "Henderson Terrace Partnership")

13. Hurricane Hills II L.C.                                David W. Adams
      (the "Hurricane Hills Partnership")

14. Lakeview Court L.P.                                    Fountainhead Company
      (the "Lakeview Court Partnership")

15. Canton I L.P.                                          Intervest Corporation
      (the "Madison Heights Partnership")


    Partnership                                            General Partner(s)
    -----------                                            ------------------
16. Manchester Lakes L.P.                                  First Centrum Corporation
      (the "Manchester Lakes Partnership")

17. Mesquite Trails L.P.                                   Fountainhead Company
      (the "Mesquite Trails Partnership")

18. Montfort L.P.                                          Liberty Group
      (the "Montfort Partnership")

19. Northpark Apartments L.P.                              Fountainhead Company
      (the "Northpark Partnership")

20. Nottoway Manor L.P.                                    GEM Management, Inc.
      (the "Nottoway Partnership")

21. Parkland Partnership L.P.                              J.H. Thames, Jr.
      (the "Parkland Partnership")                         Rodney Triplett

22. Heritage I L.P.                                        Phillips Development Corporation
      (the "Park Ridge Partnership")

23. Pilot Point L.P.                                       Fountainhead Company
      (the "Pilot Point Partnership")

24. Plantersville L.P.                                     Intervest Corporation
      (the "Plantersville Partnership")

25. Riverbend Apartments L.P.                              Realty Resources Chartered
      (the "Riverbend Partnership")                        Joseph M. Cloutier

26. Canton III L.P.                                        Intervest Corporation
      (the "Royal Estates Partnership")

27. Hattiesburg Housing L.P.                               Intervest Corporation
      (the "Springs Manor Partnership")

28. Windsor Park L.P.                                      J.H. Thames, Jr.
      (the "Windsor Park Partnership")                     Park Development


         Permanent Mortgage Loan financing for the Apartment Complexes described herein is being or will be provided from a variety of sources, as described below. The Apartment Complexes described in this Supplement are anticipated to complete construction or rehabilitation, as applicable, during 1998 and 1999. Certain of the Apartment Complexes, as described below, have not yet begun construction. Delays in construction could occur with respect to Apartment Complexes currently under construction or as to which construction has not yet commenced, which could result in delay or reduction in achieving Tax Credits. (See "Risk Factors -- Tax Risks Associated with the Fund's Investments" in the Prospectus.) The General Partner believes that each of the Apartment Complexes has or will have adequate property insurance. The tables included in this Supplement describe in greater detail information concerning the Apartment Complexes and the anticipated terms of investment in each Operating Partnership.

         The Priority Return Base for Series 31 is $1.20 per BAC (12%). (See "Glossary" at page 162 of the Prospectus for the definition of the term "Priority Return Base.") Investors should note that the "Priority Return Base" is the level of return that must be provided to Investors before the General Partner may receive a 5% share in the proceeds from the sale or refinancing of Apartment Complexes or Operating Partnership Interests. (See "Liquidation Phase" at page 49 of the Prospectus.) In establishing the Priority Return Base, the General Partner is not representing that the Fund is expected to provide this level of return to Investors. The General Partner will receive fees and compensation for services prior to BAC Holders receiving the Priority Return.

                 INFORMATION CONCERNING THE APARTMENT COMPLEXES


                                                         Basic         Government          Permanent
                        Location               Number    Monthly(1)    Assistance          Mortgage
     Partnership Name   of Property           of Units   Rents         Anticipated         Loan (3)
---- ------------------ -------------------- ----------- ------------- ------------------- -----------------
                                                         $376-
                                                         $462 2BR                          BCMC, Inc.
     Bent Tree          San Angelo,                      $432-         Federal Housing     $2,800,000
1.   Partnership        Texas                   112      $531 3BR      Tax Credits         (4)

                                                                                           Kentucky
                                                                                           Housing
                                                                       Assisted Loan       Corporation
     Brittney Square    Bowling Green,                                 Program             $660,000
2.   Partnership        Kentucky                 20      $440 3BR      (5)                 (5)

                                                                                           Wyoming
                                                                                           Community
                                                                       HOME Investment     Development
                                                         $282 1BR      Partnerships        Authority
     Buffalo Run        Rawlins,                         $337 2BR      Program             $550,000
3.   Partnership        Wyoming                  28      $389 3BR      (6)                 (6)

                                                                       FmHA Sec. 515;      $300,000
                                                                       HOME Investment     Mississippi
                                                                       Partnerships        Home Corporation
     Canton Manor                                        $315 1BR      Program             $230,000
4.   Partnership        Canton, Mississippi      32      $340 2BR      (7)                 (7)

                                                                       FmHA Sec. 515;      $400,000
                                                                       HOME Investment     Mississippi
                                                                       Partnerships        Home Corporation
     Canton Village                                      $315 1BR      Program             $300,000
5.   Partnership        Canton, Mississippi      42      $340 2BR      (8)                 (8)

                                                                                           Kentucky
                                                                                           Housing
                                                                       Multifamily         Corporation
     Double Springs     Bowling Green,                   $270 1BR      Production Program  $416,000
6.   Partnership        Kentucky                 25      $315 2BR      (9)                 (9)

                                                                       FmHA Sec. 515
     Eagle's Ridge      Decatur,                         $224 1BR      with 100% rental
7.   Partnership        Texas                    24      $239 2BR      assistance          $1,462,000

                                                                       FmHA Sec. 515
     Elmwood            Ellisville,                      $265 1BR      with 100% rental
8.   Partnership        Mississippi              32      $300 2BR      assistance          $850,000




                         Mortgage        Annual                              Annual
                         Interest        Reserve                             Management
     Partnership Name    Rate            Amount            Management Agent  Fee
---- ------------------  --------------- ----------------- ----------------- ---------------
                                                           First
                                                           Interstate
     Bent Tree                                             Management        6% of net
1.   Partnership               9%        $22,400           Corporation       rental income




     Brittney Square                                                         6% of net
2.   Partnership               6%        $4,000            Homeland, Inc.    rental income





     Buffalo Run                                           Grimshaw          6% of net
3.   Partnership               8%        $5,600            Investments       rental income



                                                                             $22 per
     Canton Manor            1% (2)                        Intervest         occupied unit
4.   Partnership               1%        $6,400            Management        per month



                                                                             $22 per
     Canton Village          1% (2)                        Intervest         occupied unit
5.   Partnership               1%        $8,400            Management        per month




     Double Springs                                                          5% of net
6.   Partnership               3%        $6,250            Homeland, Inc.    rental income

                                                                             $24 per
     Eagle's Ridge                                         Fountainhead      occupied unit
7.   Partnership             1% (2)      $4,800            Management        per month

                                                                             $24 per
     Elmwood                                               Intervest         occupied unit
8.   Partnership             1% (2)      $6,400            Management        per month


                 INFORMATION CONCERNING THE APARTMENT COMPLEXES


                                                         Basic         Government          Permanent
                        Location               Number    Monthly(1)    Assistance          Mortgage
     Partnership Name   of Property           of Units   Rents         Anticipated         Loan (3)
---- ------------------ -------------------- ----------- ------------- ------------------- -----------------
                                                                       FmHA Sec. 515
                        Amelia,                          $267 1BR      with 50% rental
9.   Giles Partnership  Virginia                 16      $302 2BR      assistance          $737,200

                                                                                           Pennsylvania
                                                                                           Housing Finance
                                                                                           Agency
                                                                       HOME Investment     $680,000(a)
                                                                       Partnerships        Pennsylvania
                                                          $380-        Program(a)          Housing Finance
                                                          $481 2BR     Penn Homes          Agency
     Hampden            Hampden Township,                 $489-        Program(b)          $1,440,000(b)
10.  Partnership        Pennsylvania             61       $602 3BR     (10)                (10)

                                                                                           U.S. Housing
                                                                                           and Urban
                                                          $280 1BR     Comprehensive       Development
                                                          $315 2BR     Modernization       Department
     Hays Manor         McKees Rocks,                     $360 3BR     Grant Program       $8,200,000
11.  Partnership        Pennsylvania             138      $400 4BR     (11)                (11)

     Henderson                                                         FmHA Sec. 515
     Terrace            Bridgeport,                       $218 1BR     with 100% rental
12.  Partnership        Texas                    24       $247 2BR     assistance          $364,000

                                                          $306-
                                                          $501 3BR                         BCMC, Inc.
     Hurricane Hills    Hurricane,                        $337-        Federal Housing     $805,000
13.  Partnership        Utah                     28       $559 4BR     Tax Credits         (12)

                                                                       FmHA Sec. 515
     Lakeview Court     Little Elm,                       $217 1BR     with 100% rental
14.  Partnership        Texas                    24       $238 2BR     assistance          $248,000

                                                                       FmHA Sec. 515;      $975,000
                                                                       HOME Investment     Mississippi
                                                                       Partnerships        Home Corporation
     Madison Heights                                     $315 1BR      Program             $500,000
15.  Partnership        Canton, Mississippi      80      $340 2BR      (13)                (13)




                         Mortgage        Annual                              Annual
                         Interest        Reserve                             Management
     Partnership Name    Rate            Amount            Management Agent  Fee
---- ------------------  --------------- ----------------- ----------------- ---------------
                                                                             $24 per
                                                           GEM Management,   occupied unit
9.   Giles Partnership       1% (2)      $4,000            Inc.              per month





                               1%


     Hampden                                               Sencit            6% of net
10.  Partnership               8%        $18,300           Management        rental income





     Hays Manor                                            PennRose          6% of net
11.  Partnership               0%        $27,600           Properties        rental income

     Henderson                                                               $24 per
     Terrace                                               Fountainhead      occupied unit
12.  Partnership             1% (2)      $4,800            Management        per month


                                                           Adams
     Hurricane Hills                                       Management        6% of net
13.  Partnership               9%        $4,200            Company           rental income

                                                                             $24 per
     Lakeview Court                                        Fountainhead      occupied unit
14.  Partnership             1% (2)      $4,800            Management        per month



                                                                             $20 per
     Madison Heights         1% (2)                        Intervest         occupied unit
15.  Partnership               1%        $16,000           Management        per month



                 INFORMATION CONCERNING THE APARTMENT COMPLEXES


                                                         Basic         Government          Permanent
                        Location               Number    Monthly(1)    Assistance          Mortgage
     Partnership Name   of Property           of Units   Rents         Anticipated         Loan (3)
---- ------------------ -------------------- ----------- ------------- ------------------- -----------------
                                                                                           Midland
                                                                                           Mortgage
                                                                                           Investment
                                                         $520 1BR                          Corporation
     Manchester Lakes   Alexandria,                      $585 2BR      Federal Housing     $3,169,000
16.  Partnership        Virginia                136      $640 3BR      Tax Credits         (14)

                                                                       FmHA Sec. 515
     Mesquite Trails    Jacksboro,                       $213 1BR      with 100% rental
17.  Partnership        Texas                    24      $239 2BR      assistance          $592,000

                                                         $441 1BR                          Maine Housing
                                                         $502 2BR      Tax Exempt Bond     Authority
     Montfort           Portland,                        $568 3BR      Financing Program   $3,650,000
18.  Partnership        Maine                   140      $610 4BR      (15)                (15)

                                                                       FmHA Sec. 515
     Northpark                                           $224 1BR      with 100% rental
19.  Partnership        Marietta, Oklahoma       24      $248 2BR      assistance          $1,530,000

                                                                       FmHA Sec. 515
     Nottoway           Blackstone,                      $287 1BR      with 50% rental
20.  Partnership        Virginia                 28      $312 2BR      assistance          $889,400

                                                         $309-
                                                         $379 1BR
                                                         $367-                             BCMC, Inc.
     Parkland           Cleveland,                       $451 2BR      Federal Housing     $1,800,000
21.  Partnership        Tennessee                84      $508 3BR      Tax Credits         (16)

                                                         $310 1BR      FmHA Sec. 515
     Park Ridge         McKee,                           $350 2BR      with 100% rental
22.  Partnership        Kentucky                 22      $380 3BR      assistance          $897,750

                                                                       FmHA Sec. 515
     Pilot Point                                         $202 1BR      with 100% rental
23.  Partnership        Pilot Point, Texas       24      $246 2BR      assistance          $492,000

                                                                       FmHA Sec. 515
     Plantersville      Plantersville,                   $265 1BR      with 100% rental
24.  Partnership        Mississippi              24      $300 2BR      assistance          $800,000




                         Mortgage        Annual                              Annual
                         Interest        Reserve                             Management
     Partnership Name    Rate            Amount            Management Agent  Fee
---- ------------------  --------------- ----------------- ----------------- ---------------


     Manchester Lakes                                      Centrum           6% of net
16.  Partnership               9%        $27,200           Management        rental income

                                                                             $24 per
     Mesquite Trails                                       Fountainhead      occupied unit
17.  Partnership             1% (2)      $4,800            Management        per month


                                                           Liberty
     Montfort                                              Management        5% of net
18.  Partnership               7%        $28,000           Company           rental income

                                                                             $24 per
     Northpark                                             Fountainhead      occupied unit
19.  Partnership             1% (2)      $4,800            Management        per month

                                                                             $23 per
     Nottoway                                              GEM Management,   occupied unit
20.  Partnership             1% (2)      $7,000            Inc.              per month




     Parkland                                                                5% of net
21.  Partnership               9%        $16,800           Park Management   rental income

                                                           Phillips          $22 per
     Park Ridge                                            Development       occupied unit
22.  Partnership             1% (2)      $8,900            Corporation       per month

                                                                             $24 per
     Pilot Point                                           Fountainhead      occupied unit
23.  Partnership             1% (2)      $4,800            Management        per month

                                                                             $22 per
     Plantersville                                         Intervest         occupied unit
24.  Partnership             1% (2)      $4,800            Management        per month


                 INFORMATION CONCERNING THE APARTMENT COMPLEXES


                                                         Basic         Government          Permanent
                        Location               Number    Monthly(1)    Assistance          Mortgage
     Partnership Name   of Property           of Units   Rents         Anticipated         Loan (3)
---- ------------------ -------------------- ----------- ------------- ------------------- -----------------
                                                                                           Maine State
                                                         $258-                             Housing
                                                         $495 2BR      Rental Loan         Authority
     Riverbend          Biddeford,                       $296-         Program             $925,000
25.  partnership        Maine                    28      $570 3BR      (17)                (17)

                                                                       FmHA Sec. 515;      $300,000
                                                                       HOME Investment     Mississippi
                                                                       Partnerships        Home Corporation
     Royal Estates                                       $315 1BR      Program             $230,000
26.  Partnership        Canton, Mississippi      32      $340 2BR      (18)                (18)

                                                                       FmHA Sec. 515
     Springs Manor      Hattiesburg,                     $265 1BR      with 100% rental
27.  Partnership        Mississippi              32      $300 2BR      assistance          $875,000

                                                                                           Mississippi
                                                         $419 1BR      Tax Exempt Bond     Home Corporation
     Windsor Park       Jackson,                         $495 2BR      Financing Program   $7,500,000
28.  Partnership        Mississippi             279      $562 3BR      (19)                (19)




                         Mortgage        Annual                              Annual
                         Interest        Reserve                             Management
     Partnership Name    Rate            Amount            Management Agent  Fee
---- ------------------  --------------- ----------------- ----------------- ---------------
                                                           Realty
     Riverbend                                             Resources         6% of net
25.  partnership               6%        $5,600            Management        rental income



                                                                             $22 per
     Royal Estates           1% (2)                        Intervest         occupied unit
26.  Partnership               1%        $6,400            Management        per month

                                                                             $22 per
     Springs Manor                                         Intervest         occupied unit
27.  Partnership             1% (2)      $6,400            Management        per month



     Windsor Park                                                            6% of net
28.  Partnership               8%        $69,750           Park Development  rental income


(1)      Exclusive of utilities, unless indicated otherwise.

(2) FmHA 515 loan with a term of 50 years and a stated interest rate of between 7.5% and 9.5%, written down to an effective rate of 1% through an interest credit subsidy, and payments of principal and interest on the basis of a 50 year amortization schedule.

(3) Except as and to the extent noted in the following footnote, the terms of all permanent mortgage loans described in the following footnotes, which have a term to maturity which is shorter than the term employed for the amortization schedule, provide or are expected to provide that the entire outstanding balance of principal of and interest on such permanent mortgage loan shall be due and payable in full at the maturity of such mortgage loan.

(4) The terms of the Bent Tree Partnership's anticipated permanent first mortgage loan in the amount of $2,800,000 are expected to include a term of 30 years, an interest rate of 9% and payments of principal and interest on the basis of a 30-year amortization schedule.

(5) The terms of the Brittney Square Partnership's anticipated permanent first mortgage loan in the amount of $660,000 are expected to include a term of 30 years, an interest rate of 6% and payments of principal and interest on the basis of a 30 year amortization schedule.

(6) The terms of the Buffalo Run Partnership's anticipated permanent first mortgage loan in the amount of $550,000 are expected to include a term of 30 years, an interest rate of 8% and payments of principal and interest on the basis of a 30-year amortization schedule.

(7) The terms of the Canton Manor Partnership's anticipated permanent second mortgage loan in the amount of $230,000 include a term of 30 years, an interest rate of 1% and payments of principal and interest on the basis of a 30 year amortization schedule, provided, however, that the terms of the permanent second mortgage loan will provide for the deferral and accrual of payments of principal and interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.

(8) The terms of the Canton Village Partnership's anticipated permanent second mortgage loan in the amount of $400,000 include a term of 30 years, an interest rate of 1% and payments of principal and interest on the basis of a 30 year amortization schedule, provided, however, that the terms of the permanent second mortgage loan will provide for the deferral and accrual of payments of principal and interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.

(9) The terms of the Double Springs Partnership's anticipated permanent first mortgage loan in the amount of $4,160,000 are expected to include a term of 30 years, an interest rate of 3% and payments of principal and interest on the basis of a 30 year amortization schedule.

(10)     (a)      The terms of the Hampden Partnership's anticipated permanent first mortgage loan in the amount of $680,000 include a term of 30 years, an interest rate of 1% and payments of principal and interest on the basis of a 30 year amortization schedule.

         (b) The terms of the Hampden Partnership's anticipated permanent second mortgage loan in the amount of $1,440,000 include a term of 30 years, an interest rate of 8% and payments of principal and interest on the basis of a 30 year amortization schedule, provided, however, that the terms of the permanent second mortgage loan will provide for the deferral and accrual of payments of principal and interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.

(11) The terms of the Hays Manor Partnership's anticipated permanent first mortgage loan in the amount of $8,200,000 are expected to include a term of 30 years, an interest rate of 0% and payments of principal on the basis of a 30-year amortization schedule, provided, however, that the terms of the permanent first mortgage loan will provide for the deferral and accrual of payments of principal based on available cash flow, and for the payment of the entire outstanding balance of principal at the end of the 30-year term.

(12) The terms of the Hurricane Hills Partnership's anticipated permanent first mortgage loan in the amount of $805,000 include a term of 30 years, an interest rate of 9% and payments of principal and interest on the basis of a 30 year amortization schedule.

(13) The terms of the Madison Heights Partnership's anticipated permanent second mortgage loan in the amount of $500,000 include a term of 30 years, an interest rate of 1% and payments of principal and interest on the basis of a 30 year amortization schedule, provided, however, that the terms of the permanent second mortgage loan will provide for the deferral and accrual of payments of principal and interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.

(14) The terms of the Manchester Lakes Partnership's anticipated permanent first mortgage loan in the amount of $3,169,000 are expected to include a term of 30 years, an interest rate of 9% and payments of principal and interest on the basis of a 30 year amortization schedule.

(15) The terms of the Montfort Partnership's anticipated permanent first mortgage loan in the amount of $3,650,000 include a term of 30 years, an interest rate of 7% and payments of principal and interest on the basis of a 30 year amortization schedule.

(16) The terms of the Parkland Partnership's anticipated permanent first mortgage loan in the amount of $1,800,000 include a term of 30 years, an interest rate of 9% and payments of principal and interest on the basis of a 30 year amortization schedule.

(17) The terms of the Riverbend Partnership's anticipated permanent first mortgage loan in the amount of $925,000 include a term of 30 years, an interest rate of 6% and payments of principal and interest on the basis of a 30 year amortization schedule.

(18) The terms of the Royal Estates Partnership's anticipated permanent second mortgage loan in the amount of $230,000 include a term of 30 years, an interest rate of 1% and payments of principal and interest on the basis of a 30 year amortization schedule, provided, however, that the terms of the permanent second mortgage loan will provide for the deferral and accrual of payments of principal and interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.

(19) The terms of the Windsor Park Partnership's anticipated permanent first mortgage loan in the amount of $7,500,000 include a term of 3 years, an interest rate of 8% and payments of principal and interest on the basis of a 30 year amortization schedule.

                  TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS



                                      Ownership
                                    Interest (%)
                                      Profits,
                                       Losses,          Operating
                    BCTC IV          Credit/Net          General         Operating       Operating
 Partnership        Capital             Cash             Partner          Deficit      Partnership's
     Name        Contribution       Flow/Backend      Contribution       Guarantee      Credit Base
     ----        ------------       ------------      ------------       ---------      -----------
1.   Bent Tree      $3,557,323        100/30/30              $100         Unlimited     $5,853,000
     Partnership                                                          in amount
                                                                        for 3 years

2.   Brittney         $676,520        100/20/50              $100       $200,000 in     $1,185,000
     Square                                                           the aggregate
     Partnership                                                        for 5 years

3.   Buffalo Run      $732,036        100/30/35              $100       $150,000 in     $1,187,000
     Partnership                                                      the aggregate
                                                                        for 3 years

4.   Canton           $271,305         99/50/50              $100         Unlimited       $530,000
     Manor                                                                in amount
     Partnership                                                        for 5 years

5.   Canton           $363,558         99/50/50              $100         Unlimited       $687,545
     Village                                                              in amount
     Partnership                                                        for 5 years

6.   Double Springs   $655,020         99/20/50              $100          $200,000     $1,174,000
     Partnership                                                             in the
                                                                          aggregate
                                                                        for 5 years

7.   Eagle's Ridge    $485,996        100/50/50           $19,000         Unlimited     $1,917,900
     Partnership                                                            in time
                                                                         and amount

8.   Elmwood          $243,483         99/50/50           $21,312         Unlimited     $1,100,000
     Partnership                                                          in amount
                                                                        for 5 years

9.   Giles            $207,324         99/50/50           $12,400         Unlimited       $878,000
     Partnership                                                            in time
                                                                         and amount

10.  Hampden        $2,690,000       99.9/30/30              $100          $140,000     $4,516,000
     Partnership                                                             in the
                                                                          aggregate
                                                                        for 3 years

11.  Hays Manor     $2,735,978        100/20/20              $100         Unlimited    $10,571,700
     Partnership                                                            in time
                                                                         and amount

12.  Henderson        $124,462        100/50/50            $8,000         Unlimited       $491,160
     Terrace                                                                in time
     Partnership                                                         and amount

13.  Hurricane      $2,020,071         99/20/20              $100         Unlimited     $3,514,178
     Hills                                                                in amount
     Partnership                                                        for 3 years

14.  Lakeview          $94,220        100/50/50            $7,500         Unlimited       $371,900
     Court                                                                  in time
     Partnership                                                         and amount



                     Fund's
                   Approximate
                     Average          Development         Annual
                     Annual            Fee/Other        Partnership           Asset
                   Anticipated       Distributions      Management         Management
 Partnership         Federal         to Operating         Fee to          Fee to Boston
     Name            Credit               GP           Operating GP          Capital
     ----            ------               --           ------------          -------
1.   Bent Tree       $485,641          $706,000            $5,000            $5,000
     Partnership


2.   Brittney        $102,503          $130,000              $750              $750
     Square
     Partnership

3.   Buffalo Run     $100,279          $136,000            $2,800            $2,800
     Partnership


4.   Canton           $41,107           $70,000            $1,000            $1,000
     Manor
     Partnership

5.   Canton           $55,084           $80,000            $1,000            $1,000
     Village
     Partnership

6.   Double Springs   $99,246          $119,000            $2,000            $2,000
     Partnership



7.   Eagle's Ridge    $69,428          $125,000              $750              $750
     Partnership


8.   Elmwood          $36,891           $25,000              $750              $750
     Partnership


9.   Giles            $31,413           $45,000              $500              $500
     Partnership


10.  Hampden         $386,493          $575,950            $6,100            $6,100
     Partnership



11.  Hays Manor      $380,000        $1,300,000            $5,000            $5,000
     Partnership


12.  Henderson        $17,780           $80,000              $750              $750
     Terrace
     Partnership

13.  Hurricane       $310,811          $190,000            $2,800            $2,800
     Hills
     Partnership

14.  Lakeview        $13,460           $80,000              $750              $750
     Court
     Partnership


                  TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS



                                      Ownership
                                    Interest (%)
                                      Profits,
                                       Losses,          Operating
                    BCTC IV          Credit/Net          General         Operating       Operating
 Partnership        Capital             Cash             Partner          Deficit      Partnership's
     Name        Contribution       Flow/Backend      Contribution       Guarantee      Credit Base
     ----        ------------       ------------      ------------       ---------      -----------

15.  Madison          $786,615         99/50/50              $100         Unlimited     $1,463,000
     Heights                                                              in amount
     Partnership                                                        for 5 years

16.  Manchester     $3,237,773         99/20/50              $100         Unlimited     $5,762,000
     Lakes                                                                in amount
     Partnership                                                        for 4 years

17.  Mesquite         $208,027        100/50/50           $19,000         Unlimited       $765,700
     Trails                                                                 in time
     Partnership                                                         and amount

18.  Montfort         $777,411         99/40/40              $100         Unlimited     $3,422,000
     Partnership                                                          in amount
                                                                        for 5 years

19.  Northpark        $489,300        100/50/50           $22,000         Unlimited     $1,910,000
     Partnership                                                            in time
                                                                         and amount

20.  Nottoway         $246,972         99/50/50           $17,500         Unlimited     $1,164,000
     Partnership                                                            in time
                                                                         and amount

21.  Parkland       $3,363,097        100/10/35              $100         Unlimited     $5,977,000
     Partnership                                                          in amount
                                                                        for 3 years

22.  Park Ridge       $338,464         99/50/50           $47,250         Unlimited     $1,700,000
     Partnership                                                          in amount
                                                                        for 3 years

23.  Pilot Point      $159,585        100/50/50           $12,000         Unlimited       $616,000
     Partnership                                                            in time
                                                                         and amount

24.  Plantersville    $160,806         99/50/50           $24,121         Unlimited     $1,020,000
     Partnership                                                          in amount
                                                                        for 5 years




                     Fund's
                   Approximate
                     Average          Development         Annual
                     Annual            Fee/Other        Partnership           Asset
                   Anticipated       Distributions      Management         Management
 Partnership         Federal         to Operating         Fee to          Fee to Boston
     Name            Credit               GP           Operating GP          Capital
     ----            ------               --           ------------          -------

15.  Madison         $119,184          $150,000            $1,000            $1,000
     Heights
     Partnership

16.  Manchester      $490,572          $470,000           $10,000           $10,000
     Lakes
     Partnership

17.  Mesquite         $29,718          $120,000              $750              $750
     Trails
     Partnership

18.  Montfort        $123,400          $300,000           $14,000           $14,000
     Partnership


19.  Northpark        $69,900          $140,000            $1,000            $1,000
     Partnership


20.  Nottoway         $37,420           $55,000              $500              $500
     Partnership


21.  Parkland        $492,124          $448,000            $5,000            $5,000
     Partnership


22.  Park Ridge       $52,071          $170,000              $500              $500
     Partnership


23.  Pilot Point      $22,798          $100,000              $750              $750
     Partnership


24.  Plantersville    $25,126           $20,000              $500              $500
     Partnership


                  TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS



                                      Ownership
                                    Interest (%)
                                      Profits,
                                       Losses,          Operating
                    BCTC IV          Credit/Net          General         Operating       Operating
 Partnership        Capital             Cash             Partner          Deficit      Partnership's
     Name        Contribution       Flow/Backend      Contribution       Guarantee      Credit Base
     ----        ------------       ------------      ------------       ---------      -----------

25.  Riverbend      $1,633,500        100/50/50              $100         Unlimited     $2,930,000
     Partnership                                                          in amount
                                                                        for 3 years

26.  Royal Estates    $282,524         99/50/50              $100         Unlimited       $530,000
     Partnership                                                          in amount
                                                                        for 5 years

27.  Springs          $328,693         99/50/50           $26,071         Unlimited     $1,425,000
     Manor                                                                in amount
     Partnership                                                        for 5 years

28.  Windsor Park   $2,723,780        100/75/50              $100         Unlimited    $11,231,000
     Partnership                                                          in amount
                                                                       for 10 years




                     Fund's
                   Approximate
                     Average          Development         Annual
                     Annual            Fee/Other        Partnership           Asset
                   Anticipated       Distributions      Management         Management
 Partnership         Federal         to Operating         Fee to          Fee to Boston
     Name            Credit               GP           Operating GP          Capital
     ----            ------               --           ------------          -------

25.  Riverbend        $247,500          $320,000            $2,800            $2,800
     Partnership


26.  Royal Estates     $42,807           $70,000            $1,000            $1,000
     Partnership


27.  Springs           $49,802           $25,000              $750              $750
     Manor
     Partnership

28.  Windsor Park     $406,534          $723,000            $8,000            $8,000
     Partnership



THE BENT TREE PARTNERSHIP
(Bent Tree Apartments)

         Bent Tree Apartments is a 112-unit apartment complex for families which is to be constructed in San Angelo, Texas. Bent Tree Apartments will consist of 72 two-bedroom units and 40 three-bedroom units contained in 12 buildings. The complex will offer a function room, pool and central laundry facilities.

         Individual units will contain a refrigerator, range, dishwasher, air conditioning and a patio or porch.

         Construction of Bent Tree Apartments is anticipated to begin in June, 1998. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:

    Number of Units       Completion          Number of Units    Rent-Up
    ---------------       ----------          ---------------    -------

            18            December, 1998            18           January, 1999
            18            January, 1999             18           February, 1999
            19            February, 1999            19           March, 1999
            19            March, 1999               19           April, 1999
            19            April, 1999               19           May, 1999
            19            May, 1999                 19           June, 1999


THE BRITTNEY SQUARE PARTNERSHIP
(Brittney Square Apartments)

         Brittney Square Apartments is a 20-unit apartment complex for families which is to be constructed in Bowling Green, Kentucky. Brittney Square Apartments will consist of 20 three-bedroom units contained in 4 buildings. The complex will offer a playground and central laundry facilities.

         Individual units will contain a refrigerator, range, dishwasher, disposal and a patio or porch.

         Construction of Brittney Square Apartments is anticipated to begin in February, 1998. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:

    Number of Units       Completion          Number of Units    Rent-Up
    ---------------       ----------          ---------------    -------

           10            September, 1998           10           October, 1998
           10            October, 1998             10           November, 1998


THE BUFFALO RUN PARTNERSHIP
(Buffalo Run Apartments)

         Buffalo Run Apartments is an existing 28-unit apartment complex for families which is to be rehabilitated on 8th and Buffalo Streets in Rawlins, Wyoming. Buffalo Run Apartments will consist of 7 one-bedroom units, 16 two-bedroom units and 5 three-bedroom units contained in 4 buildings. The complex will offer a meeting room and central laundry facilities.

         Individual units will contain a refrigerator, range, dishwasher and a patio or porch.

         Rehabilitation of Buffalo Run Apartments is anticipated to begin in February, 1998. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

   Number of Units       Completion         Number of Units     Rent-Up
   ---------------       ----------         ---------------     -------

           7             November, 1998           7             January, 1999
           7             December, 1998           7             February, 1999
           7             January, 1999            7             March, 1999
           7             February, 1999           7             April, 1999


THE CANTON MANOR PARTNERSHIP
(Canton Manor Apartments)

         Canton Manor Apartments is an existing 32-unit apartment complex for families which is being rehabilitated in Canton, Mississippi. Canton Manor Apartments will consist of 20 one-bedroom units and 12 two-bedroom units contained in 8 buildings. The complex will offer a function room and central laundry facilities.

         Individual units will contain a refrigerator, range and a patio or porch.

         Rehabilitation of Canton Manor Apartments is underway. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

    Number of Units       Completion         Number of Units     Rent-Up
    ---------------       ----------         ---------------     -------

            16            September, 1998          16            October, 1998
            16            October, 1998            16            November, 1998


THE CANTON VILLAGE PARTNERSHIP
(Canton Village Apartments)

         Canton Village Apartments is an existing 42-unit apartment complex for families which is being rehabilitated in Canton, Mississippi. Canton Village Apartments will consist of 30 one-bedroom units, and 12 two-bedroom units contained in 7 buildings. The complex will offer a function room and central laundry facilities.

         Individual units will contain a refrigerator, range and a patio or porch.

         Rehabilitation of Canton Village Apartments is underway. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

   Number of Units       Completion          Number of Units    Rent-Up
   ---------------       ----------          ---------------    -------

           21            September, 1998           21           October, 1998
           21            October, 1998             21           November, 1998


THE DOUBLE SPRINGS PARTNERSHIP
(Double Springs Manor Apartments)

         Double Springs Manor Apartments is a 25-unit apartment complex for families which is to be constructed in Bowling Green, Kentucky. Double Springs Manor Apartments will consist of 9 one-bedroom units and 16 two-bedroom units contained in 1 building. The complex will offer a meeting room and central laundry facilities.

         Individual units will contain a refrigerator, range, dishwasher, disposal and air conditioning.

         Construction of Double Springs Manor Apartments is anticipated to begin in March, 1998. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:

    Number of Units       Completion       Number of Units     Rent-Up
    ---------------       ----------       ---------------     -------

            25            July, 1998             8             August, 1998
                                                 8             September, 1998
                                                 9             October, 1998


THE EAGLE'S RIDGE PARTNERSHIP
(Eagle's Ridge Apartments)

         Eagle's Ridge Apartments is an existing 24-unit apartment complex for families which is being rehabilitated in Decatur, Texas. Eagle's Ridge Apartments will consist of 18 one-bedroom units and 6 two-bedroom units contained in 6 buildings. The complex will offer central laundry facilities.

         Individual units will contain a refrigerator, range, air conditioning and a patio or porch.

         Rehabilitation of Eagle's Ridge Apartments is underway. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

    Number of Units    Completion           Number of Units    Rent-Up
    ---------------    ----------           ---------------    -------

            12         August, 1998               8            September, 1998
            12         September, 1998            8            October, 1998
                                                  8            November, 1998


THE ELMWOOD PARTNERSHIP
(Elmwood Apartments)

         Elmwood Apartments is an existing 32-unit apartment complex for families which is being rehabilitated in Ellisville, Mississippi. Elmwood Apartments will consist of 20 one-bedroom units and 12 two-bedroom units contained in 8 buildings. The complex will offer central laundry facilities.

         Individual units will contain a refrigerator, range and a patio or porch.

         Rehabilitation of Elmwood Apartments is underway. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

    Number of Units     Completion         Number of Units      Rent-Up
    ---------------     ----------         ---------------      -------

            16          September, 1998          16             October, 1998
            16          October, 1998            16             November, 1998


THE GILES PARTNERSHIP
(Giles Apartments)

         Giles Apartments is an existing 16-unit apartment complex for families which is to be rehabilitated in Amelia, Virginia. Giles Apartments will consist of 8 one-bedroom units and 8 two-bedroom units contained in 2 buildings. The complex will offer central laundry facilities.

         Individual units will contain a refrigerator, range, air conditioning and a patio or balcony.

         Rehabilitation of Giles Apartments is anticipated to begin in February, 1998. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

   Number of Units       Completion       Number of Units        Rent-Up
   ---------------       ----------       ---------------        -------

           16            April, 1998            16               May, 1998


THE HAMPDEN PARTNERSHIP
(Roth Village Apartments)

         Roth Village Apartments is a 61-unit apartment complex for families which is being constructed on Roth Lane in Hampden Township, Pennsylvania. Roth Village Apartments will consist of 53 two-bedroom units and 8 three-bedroom units contained in 7 buildings. The complex will offer a meeting/function room, playground and central laundry facilities.

         Individual units will contain a refrigerator, range, dishwasher, cable television hook-up and a patio or porch.

         Construction of Roth Village Apartments is underway. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

    Number of Units       Completion          Number of Units    Rent-Up
    ---------------       ----------          ---------------    -------

            16            November, 1998            31           January, 1999
            15            December, 1998            15           February, 1999
            15            January, 1999             15           March, 1999
            15            February, 1999


THE HAYS MANOR PARTNERSHIP
(Hays Manor Apartments)

         Hays Manor Apartments is an existing 138-unit apartment complex for families which is being rehabilitated on Locust and Linden Streets in McKees Rocks, Pennsylvania. Hays Manor Apartments will consist of 24 one-bedroom units, 72 two-bedroom units, 36 three-bedroom units and 6 four-bedroom units contained in 12 buildings. The complex will offer a function building, baseball field, playground, 2 tot lots and central laundry facilities.

         Individual units will contain a refrigerator, range and dishwasher.

         Rehabilitation of Hays Manor Apartments is underway. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

  Number of Units       Completion           Number of Units    Rent-Up
  ---------------       ----------           ---------------    -------

          12            February, 1998             12           March, 1998
          14            March, 1998                14           April, 1998
          14            April, 1998                14           May, 1998
          14            May, 1998                  14           June, 1998
          14            June, 1998                 14           July, 1998
          14            July, 1998                 14           August, 1998
          14            August, 1998               14           September, 1998
          14            September, 1998            14           October, 1998
          14            October, 1998              14           November, 1998
          14            November, 1998             14           December, 1998

THE HENDERSON TERRACE PARTNERSHIP
(Henderson Terrace Apartments)

         Henderson Terrace Apartments is an existing 24-unit apartment complex for families which is being rehabilitated in Bridgeport, Texas. Henderson Terrace Apartments will consist of 18 one-bedroom units and 6 two-bedroom units contained in 6 buildings. The complex will offer central laundry facilities.

         Individual units will contain a refrigerator, range, air conditioning and a patio or porch.

         Rehabilitation of Henderson Terrace Apartments is underway. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

   Number of Units      Completion          Number of Units     Rent-Up
   ---------------      ----------          ---------------     -------

           12           August, 1998              8             September, 1998
           12           September, 1998           8             October, 1998
                                                  8             November, 1998


THE HURRICANE HILLS PARTNERSHIP
(Hurricane Hills Apartments)

         Hurricane Hills Apartments is a 28-unit apartment complex for families which is being constructed on West 50 Street South in Hurricane, Utah. Hurricane Hills Apartments will consist of 14 three-bedroom units and 14 four-bedroom units contained in 14 buildings. The complex will offer a garage and central laundry facilities.

         Individual units will contain a refrigerator, range with exhaust fan, dishwasher, disposal, air conditioning, cable television hook-up and a patio or porch.

         Construction of Hurricane Hills Apartments is underway. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

  Number of Units       Completion           Number of Units     Rent-Up
  ---------------       ----------           ---------------     -------

           8            October, 1998               8            November, 1998
          10            November, 1998             10            December, 1998
          10            December, 1998             10            January, 1999


THE LAKEVIEW COURT PARTNERSHIP
(Lakeview Court Apartments)

         Lakeview Court Apartments is an existing 24-unit apartment complex for families which is being rehabilitated in Little Elm, Texas. Lakeview Court Apartments will consist of 18 one-bedroom units and 6 two-bedroom units contained in 8 buildings. The complex will offer central laundry facilities.

         Individual units will contain a refrigerator, range, air conditioning and a patio or porch.

         Rehabilitation of Lakeview Court Apartments is underway. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

   Number of Units      Completion           Number of Units     Rent-Up
   ---------------      ----------           ---------------     -------

           12           August, 1998               8             September, 1998
           12           September, 1998            8             October, 1998
                                                   8             November, 1998


THE MADISON HEIGHTS PARTNERSHIP
(Madison Heights Apartments)

         Madison Heights Apartments is an existing 80-unit apartment complex for families which is being rehabilitated in Canton, Mississippi. Madison Heights Apartments will consist of 50 one-bedroom units and 30 two-bedroom units contained in 16 buildings. The complex will offer a function room and central laundry facilities.

         Individual units will contain a refrigerator, range and a patio or porch.

         Rehabilitation of Madison Heights Apartments is underway. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

   Number of Units       Completion          Number of Units    Rent-Up
   ---------------       ----------          ---------------    -------

           20            July, 1998                20           August, 1998
           20            August, 1998              20           September, 1998
           20            September, 1998           20           October, 1998
           20            October, 1998             20           November, 1998

THE MANCHESTER LAKES PARTNERSHIP
(Manchester Lakes Apartments)

         Manchester Lakes Apartments is a 136-unit apartment complex for families which is to be constructed on Manchester Lakes Boulevard in Alexandria, Virginia. Manchester Lakes Apartments will consist of 41 one-bedroom units, 53 two-bedroom units and 42 three-bedroom units contained in 12 buildings. The complex will offer a function room, pool and central laundry facilities.

         Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

         Construction of Manchester Lakes Apartments is anticipated to begin in February, 1998. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

   Number of Units      Completion          Number of Units     Rent-Up
   ---------------      ----------          ---------------     -------

           34           August, 1998              17            September, 1998
           34           September, 1998           17            October, 1998
           34           October, 1998             17            November, 1998
           34           November, 1998            17            December, 1998
                                                  17            January, 1999
                                                  17            February, 1999
                                                  17            March, 1999
                                                  17            April, 1999

THE MESQUITE TRAILS PARTNERSHIP
(Mesquite Trails Apartments)

         Mesquite Trails Apartments is an existing 24-unit apartment complex for families which is being rehabilitated in Jacksboro, Texas. Mesquite Trails Apartments will consist of 16 one-bedroom units and 8 two-bedroom units contained in 6 buildings. The complex will offer central laundry facilities.

         Individual units will contain a refrigerator, range, air conditioning and a patio or porch.

         Rehabilitation of Mesquite Trails Apartments is underway. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

   Number of Units       Completion           Number of Units    Rent-Up
   ---------------       ----------           ---------------    -------

           12            August, 1998               8            September, 1998
           12            September, 1998            8            October, 1998
                                                    8            November, 1998


THE MONTFORT PARTNERSHIP
(Munjoy South Apartments)

         Munjoy South Apartments is an existing 140-unit apartment complex for families which is being rehabilitated on Montfort Street at Fore Street in Portland, Maine. Munjoy South Apartments will consist of 12 one-bedroom units, 82 two-bedroom units, 42 three-bedroom units and 4 four-bedroom units contained in 29 buildings. The complex will offer central laundry facilities.

         Individual units will contain a refrigerator, range, cable television hook-up and a patio or porch.

         Rehabilitation of Munjoy South Apartments is underway. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

   Number of Units       Completion          Number of Units    Rent-Up
   ---------------       ----------          ---------------    -------

           35            July, 1998                35           August, 1998
           35            August, 1998              35           September, 1998
           35            September, 1998           35           October, 1998
           35            October, 1998             35           November, 1998


THE NORTHPARK PARTNERSHIP
(Northpark Apartments)

         Northpark Apartments is an existing 24-unit apartment complex for families which is to be rehabilitated in Marietta, Oklahoma. Northpark Apartments will consist of 14 one-bedroom units and 10 two-bedroom units contained in 8 buildings. The complex will offer central laundry facilities.

         Individual units will contain a refrigerator, range, air conditioning and a patio or porch.

         Rehabilitation of Northpark Apartments is anticipated to begin in February, 1998. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

   Number of Units       Completion          Number of Units     Rent-Up
   ---------------       ----------          ---------------     -------

           12            August, 1998              8             September, 1998
           12            September, 1998           8             October, 1998
                                                   8             November, 1998


THE NOTTOWAY PARTNERSHIP
(Nottoway Manor Apartments)

         Nottoway Manor Apartments is an existing 28-unit apartment complex for families which is to be rehabilitated on Nottoway Avenue in Blackstone, Virginia. Nottoway Manor Apartments will consist of 14 one-bedroom units and 14 two-bedroom units contained in 3 buildings. The complex will offer central laundry facilities.

         Individual units will contain a refrigerator, range, air conditioning and a patio or balcony.

         Rehabilitation of Nottoway Manor Apartments is anticipated to begin in February, 1998. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

    Number of Units       Completion       Number of Units        Rent-Up
    ---------------       ----------       ---------------        -------

            28            April, 1998            28               May, 1998


THE PARKLAND PARTNERSHIP
(Parkland Apartments)

         Parkland Apartments is an 84-unit apartment complex for families which is being constructed in Cleveland, Tennessee. Parkland Apartments will consist of 16 one-bedroom units, 48 two-bedroom units and 20 three-bedroom units contained in 12 buildings. The complex will offer a pool, recreation building, playground and central laundry facilities.

         Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning, cable television hook-up and a patio or porch.

         Construction of Parkland Apartments is underway. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:

    Number of Units       Completion          Number of Units    Rent-Up
    ---------------       ----------          ---------------    -------

            21            February, 1999            12           March, 1999
            21            March, 1999               12           April, 1999
            21            April, 1999               12           May, 1999
            21            May, 1999                 12           June, 1999
                                                    12           July, 1999
                                                    12           August, 1999
                                                    12           September, 1999

THE PARK RIDGE PARTNERSHIP
(Park Ridge Apartments)

         Park Ridge Apartments is a 22-unit apartment complex for families which is being constructed on McCannon Ridge Road in McKee, Kentucky. Park Ridge Apartments will consist of 4 one-bedroom units, 16 two-bedroom units and 2 three-bedroom units contained in 4 buildings. The complex will offer a meeting room, playground and central laundry facilities.

         Individual units will contain a refrigerator, range, air conditioning and a patio or porch.

         Construction of Park Ridge Apartments is underway. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

  Number of Units       Completion      Number of Units        Rent-Up
  ---------------       ----------      ---------------        -------

          11            May, 1998             11               July, 1998
          11            June, 1998            11               August, 1998


THE PILOT POINT PARTNERSHIP
(Pilot Point Apartments)

         Pilot Point Apartments is an existing 24-unit apartment complex for families which is being rehabilitated in Pilot Point, Texas. Pilot Point Apartments will consist of 14 one-bedroom units and 10 two-bedroom units contained in 6 buildings. The complex will offer central laundry facilities.

         Individual units will contain a refrigerator, range, air conditioning and a patio or porch.

         Rehabilitation of Pilot Point Apartments is underway. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

    Number of Units       Completion          Number of Units    Rent-Up
    ---------------       ----------          ---------------    -------

            12            September, 1998           8            October, 1998
            12            October, 1998             8            November, 1998
                                                    8            December, 1998


THE PLANTERSVILLE PARTNERSHIP
(Plantersville Apartments)

         Plantersville Apartments is an existing 24-unit apartment complex for families which is being rehabilitated in Plantersville, Mississippi. Plantersville Apartments will consist of 8 one-bedroom units and 16 two-bedroom units contained in 6 buildings. The complex will offer central laundry facilities.

         Individual units will contain a refrigerator, range and a patio or porch.

         Rehabilitation of Plantersville Apartments is underway. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

   Number of Units       Completion          Number of Units    Rent-Up
   ---------------       ----------          ---------------    -------

           12            September, 1998           12           October, 1998
           12            October, 1998             12           November, 1998

THE RIVERBEND PARTNERSHIP
(Riverbend Apartments)

         Riverbend Apartments is a 28-unit apartment complex for families which is being constructed on South Street near Main Street in Biddeford, Maine. Riverbend Apartments will consist of 18 two-bedroom units and 10 three-bedroom units contained in 2 buildings. The complex will offer a walking trail and central laundry facilities.

         Individual units will contain a refrigerator, range with exhaust fan, air conditioning and a patio or porch.

         Construction of Riverbend Apartments is underway. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:

   Number of Units       Completion           Number of Units     Rent-Up
   ---------------       ----------           ---------------     -------

           14            September, 1998            7             October, 1998
           14            October, 1998              7             November, 1998
                                                    7             December, 1998
                                                    7             January, 1999


THE ROYAL ESTATES PARTNERSHIP
(Royal Estates Apartments)

         Royal Estates Apartments is an existing 32-unit apartment complex for families which is being rehabilitated in Canton, Mississippi. Royal Estates Apartments will consist of 20 one-bedroom units and 12 two-bedroom units contained in 8 buildings. The complex will offer a function room and central laundry facilities.

         Individual units will contain a refrigerator, range and a patio or porch.

         Rehabilitation of Royal Estates Apartments is underway. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

    Number of Units       Completion          Number of Units    Rent-Up
    ---------------       ----------          ---------------    -------

            16            September, 1998           16           October, 1998
            16            October, 1998             16           November, 1998

THE SPRINGS MANOR PARTNERSHIP
(Springs Manor Apartments)

         Springs Manor Apartments is an existing 32-unit apartment complex for families which is being rehabilitated in Hattiesburg, Mississippi. Springs Manor Apartments will consist of 20 one-bedroom units and 12 two-bedroom units contained in 8 buildings. The complex will offer central laundry facilities.

         Individual units will contain a refrigerator, range and a patio or porch.

         Rehabilitation of Springs Manor Apartments is underway. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

   Number of Units       Completion          Number of Units      Rent-Up
   ---------------       ----------          ---------------      -------

           16            September, 1998           16             October, 1998
           16            October, 1998             16             November, 1998

THE WINDSOR PARK PARTNERSHIP
(Windsor Park Apartments)

         Windsor Park Apartments is an existing 279-unit apartment complex for families which is being rehabilitated in Jackson, Mississippi. Windsor Park Apartments will consist of 96 one-bedroom units, 170 two-bedroom units and 13 three-bedroom units contained in 18 buildings. The complex will offer a function room, pool and central laundry facilities.

         Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

         Rehabilitation of Windsor Park Apartments is underway. The Operating General Partners anticipate that completion of rehabilitation and occupancy will occur as follows:

   Number of Units       Completion        Number of Units     Rent-Up
   ---------------       ----------        ---------------     -------

           24            March, 1998             31            May, 1998
           45            April, 1998             31            June, 1998
           45            May, 1998               31            July, 1998
           55            June, 1998              31            August, 1998
           55            July, 1998              31            September, 1998
           55            August, 1998            31            October, 1998
                                                 31            November, 1998
                                                 31            December, 1998
                                                 31            January, 1999


                                 * * * * * * * *

                                                                             NY

                                 JANUARY 5, 1998
                       SUPPLEMENT NO. 4 TO PROSPECTUS FOR
                     BOSTON CAPITAL TAX CREDIT FUND IV L.P.
                                      DATED
                                 AUGUST 1, 1997

              (SUPPLEMENT OFFERING AND EXPANDING BCTC IV SERIES 31
                AND IDENTIFYING CERTAIN ANTICIPATED INVESTMENTS)

         This Supplement is part of, and should be read in conjunction with, the Prospectus of the Fund. Capitalized terms used herein but not defined have the meanings ascribed to them in the Prospectus. This Supplement No. 4 supersedes all previous supplements to the Prospectus.

Results of BCTC IV Series 30
----------------------------

         The Fund received orders for a total of 2,651,925 BACs ($26,500,000) with respect to Series 30, and issued the last of such Series 30 BACs on September 10, 1997. The aggregate fees paid as of September 10, 1997 to the General Partner and Affiliates with respect to Series 30 were $3,113,750. No additional BACs will be offered with respect to Series 30. The Fund has issued a total of 33,957,577 BACs, raised $339,532,000 and admitted 20,257 Investors with respect to Series 20 through 30 and may still sell up to $20,424,230 to the public if all the BACs in Series 31 are sold. (See "Prior Performance of the General Partner and its Affiliates" in the Prospectus for information about Series 20 through 28.)

Expansion of BCTC IV Series 31
------------------------------

         The General Partner is authorized to increase the offering amount of any series of BACs up to the total amount of authorized but unissued BACs at any time prior to the final issuance of BACs with respect to such series. (See "The Offering -- Issuance of BACs in Series".) Based on the current assessment by the General Partner and the Dealer-Manager of the marketing results as to the sale of BACs in Series 31 and of the Fund's ability to identify and acquire, on behalf of Series 31, Interests in Operating Partnerships which will meet its investment criteria (see "Investment Objectives and Acquisition Policies"), the offering of BACs in Series 31 hereby is increased from 4,000,000 BACs ($40,000,000) to 5,000,000 BACs ($50,000,000). The Operating Partnerships and
Apartment Complexes that have been identified represent 75% of the proceeds available for investment from the expanded offering. Any such additional investments will meet the criteria set forth in the Prospectus under "Investment Objectives and Acquisition Policies" and "Investment in Operating Partnerships". To the extent additional Operating Partnership Interests are acquired, the Fund's ability to diversify the Series 31 portfolio (by expanding the number of Operating Partnerships invested in by the Fund) will be increased (See "Risk Factors -- Risk of Limited Diversification"). See "Risk Factors -- Risk of Unspecified Investments" regarding the Fund's ability to acquire Operating Partnership Interests.

Offering of BCTC IV Series 31
-----------------------------

         The Fund is offering, effective September 16, 1997, the twelfth series of BACs ("Series 31") consisting of 5,000,000 BACs, with a minimum required investment of five hundred BACs at $10 per BAC ($5,000) per Investor, on the terms and conditions as are set forth in the Prospectus. As of the date hereof, the Fund has received orders for a total of 3,955,750 BACs ($39,557,750) with respect to Series 31. The offering of BACs in Series 31 will not exceed 12 months.

         THE PURCHASE OF BACS IN SERIES 31 WILL NOT ENTITLE THE INVESTOR TO ANY INTEREST IN ANY OTHER SERIES OF THE FUND NOR ANY INTEREST IN BOSTON CAPITAL TAX CREDIT FUND LIMITED PARTNERSHIP, OR BOSTON CAPITAL TAX CREDIT FUND II LIMITED PARTNERSHIP, OR BOSTON CAPITAL TAX CREDIT FUND III L.P.

         The Fund anticipates acquiring, on behalf of Series 31, limited partnership interests in the twenty-eight (28) Operating Partnerships more fully described hereinafter (the "Operating Partnerships") pursuant to the provisions of "Investment Objectives and Acquisition Policies," as set forth in the Prospectus. The Operating General Partners (or affiliates thereof) with respect to certain of the Operating Partnerships described below are general partners of other operating partnerships which have been invested in by the Fund on behalf of other series and/or other partnerships affiliated with the General Partner. (See "Conflicts of Interest" in the Prospectus). A significant portion of the funds invested by the Fund in each Operating Partnership will be used to pay fees and expenses to the Operating General Partners. (See the table entitled "Terms of Investment in Operating Partnerships" in this Supplement.)

         The Fund's investment in Operating Partnerships on behalf of Series 31 will be consistent with the provisions of the Prospectus relating to the investment in Operating Partnerships. (See, particularly, "Investment Objectives and Acquisition Policies," "Investment in Operating Partnerships," and "Sharing
Arrangements: Profits, Credits, Losses, Net Cash Flow and Residuals.")

         THE POTENTIAL OPERATING PARTNERSHIP INTERESTS IDENTIFIED BELOW RELATE ONLY TO BCTC IV - SERIES 31.

         While the General Partner believes that the Fund, on behalf of Series 31, is reasonably likely to acquire interests in the Operating Partnerships which are developing or will develop, as applicable, the Apartment Complexes described hereinafter, the Fund may not be able to do so as a result of additional information or changes in circumstances. Before any such acquisition is made, the General Partner will continue and complete its due diligence review as to the applicable Operating Partnership and the related Apartment Complex. This process will include the review and analysis of information concerning, among other matters, market competition and environmental factors; if any significant adverse information is obtained by the General Partner, either action will be taken to mitigate the adverse factor(s), or the acquisition will not be made. If such interests are acquired, the terms may differ materially from those described below. Accordingly, Investors should not rely on the ability of the Fund to invest in these Apartment Complexes or under the described investment terms in deciding whether to invest in the Fund. If the entire $50 million is raised for Series 31, the anticipated acquisition of the Operating Partnership Interests, described hereinafter, will represent approximately 75% of the total money which the Fund currently expects to spend on behalf of Series 31.


Management's Discussion and Analysis of Financial Condition and Results of
--------------------------------------------------------------------------
Operations
----------

         Since Series 31 is currently in the offering phase, it has no material assets nor any operating history. The twenty-eight (28) Operating Partnerships in which Interests are currently expected to be acquired, and the respective Operating General Partners, are as follows:


        Partnership                                              General Partner(s)
        -----------                                              ------------------
1.      Bent Tree L.P.                                           G. Granger MacDonald
          (the "Bent Tree Partnership")                          Sally A. Gaskin

2.      Brittney Square L.P.                                     Garry Watkins
          (the "Brittney Square Partnership")                    Dennis Buckles

3.      Buffalo Run L.L.C.                                       Stephen Grimshaw
          (the "Buffalo Run Partnership")

4.      Canton IV L.P.                                           Intervest Corporation
          (the "Canton Manor Partnership")

5.      Canton II L.P.                                           Intervest Corporation
          (the "Canton Village Partnership")

6.      Double Springs Manor II L.P.                             Garry Watkins
          (the "Double Springs Partnership")                     Dennis Buckles

7.      Eagle's Ridge L.P.                                       Fountainhead Company
          (the "Eagle's Ridge Partnership")


        Partnership                                              General Partner(s)
        -----------                                              ------------------
8.      Ellisville Housing L.P.                                  Intervest Corporation
          (the "Elmwood Partnership")

9.      Giles L.P.                                               GEM Management, Inc.
          (the "Giles Partnership")

10.     Hampden L.P.                                             Sencit Associates
          (the "Hampden Partnership")

11.     Hays Manor L.P.                                          Allegheny County Housing Authority
          (the "Hays Manor Partnership")

12.     Henderson Terrace L.P.                                   Fountainhead Company
          (the "Henderson Terrace Partnership")

13.     Hurricane Hills II L.C.                                  David W. Adams
          (the "Hurricane Hills Partnership")

14.     Lakeview Court L.P.                                      Fountainhead Company
          (the "Lakeview Court Partnership")

15.     Canton I L.P.                                            Intervest Corporation
          (the "Madison Heights Partnership")

16.     Manchester Lakes L.P.                                    First Centrum Corporation
          (the "Manchester Lakes Partnership")

17.     Mesquite Trails L.P.                                     Fountainhead Company
          (the "Mesquite Trails Partnership")

18.     Montfort L.P.                                            Liberty Group
          (the "Montfort Partnership")

19.     Northpark Apartments L.P.                                Fountainhead Company
          (the "Northpark Partnership")

20.     Nottoway Manor L.P.                                      GEM Management, Inc.
          (the "Nottoway Partnership")

21.     Parkland Partnership L.P.                                J.H. Thames, Jr.
          (the "Parkland Partnership")                           Rodney Triplett

22.     Heritage I L.P.                                          Phillips Development Corporation
          (the "Park Ridge Partnership")

23.     Pilot Point L.P.                                         Fountainhead Company
          (the "Pilot Point Partnership")

24.     Plantersville L.P.                                       Intervest Corporation
          (the "Plantersville Partnership")

25.     Riverbend Apartments L.P.                                Realty Resources Chartered
          (the "Riverbend Partnership")                          Joseph M. Cloutier



        Partnership                                              General Partner(s)
        -----------                                              ------------------
26.     Canton III L.P.                                          Intervest Corporation
          (the "Royal Estates Partnership")

27.     Hattiesburg Housing L.P.                                 Intervest Corporation
          (the "Springs Manor Partnership")

28.     Windsor Park L.P.                                        J.H. Thames, Jr.
          (the "Windsor Park Partnership")                       Park Development


         Permanent Mortgage Loan financing for the Apartment Complexes described herein is being or will be provided from a variety of sources, as described below. The Apartment Complexes described in this Supplement are anticipated to complete construction or rehabilitation, as applicable, during 1998 and 1999. Certain of the Apartment Complexes, as described below, have not yet begun construction. Delays in construction could occur with respect to Apartment Complexes currently under construction or as to which construction has not yet commenced, which could result in delay or reduction in achieving Tax Credits. (See "Risk Factors -- Tax Risks Associated with the Fund's Investments" in the Prospectus.) The General Partner believes that each of the Apartment Complexes has or will have adequate property insurance. The tables included in this Supplement describe in greater detail information concerning the Apartment Complexes and the anticipated terms of investment in each Operating Partnership.

         The Priority Return Base for Series 31 is $1.20 per BAC (12%). (See "Glossary" at page 162 of the Prospectus for the definition of the term "Priority Return Base.") Investors should note that the "Priority Return Base" is the level of return that must be provided to Investors before the General Partner may receive a 5% share in the proceeds from the sale or refinancing of Apartment Complexes or Operating Partnership Interests. (See "Liquidation Phase" at page 49 of the Prospectus.) In establishing the Priority Return Base, the General Partner is not representing that the Fund is expected to provide this level of return to Investors. The General Partner will receive fees and compensation for services prior to BAC Holders receiving the Priority Return.